OTHER INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income [abstract]
Interest and other investment income	$ 59	$ 47	$ 32
Gain on regulatory settlement	35	61	14
Gain on disposition of development assets	202	10	0
Other	8	10	59
Other income, net	$ 304	$ 128	$ 105